REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Operating lease income	$ 684	$ 679
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	2,230	1,505
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	843	360
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	978	748
5+ Years
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	$ 409	$ 397